ADVISORSHARES MANAGED BITCOIN STRATEGY ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS – 82.7%

Alternative Investments – 82.7%
ProShares Bitcoin Strategy ETF	10,959	$192,002
Valkyrie Bitcoin Strategy ETF*	1,756	19,650

Total Exchange Traded Funds
(Cost $159,530)		211,652

MONEY MARKET FUND – 12.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.49%(a)
(Cost $32,104)	32,104	32,104

Total Investments – 95.3%
(Cost $191,634)		243,756
Other Assets in Excess of Liabilities – 4.7%		11,896
Net Assets – 100.0%		$255,652

ETF - Exchange Traded Fund

*	Non-income producing security.

(a)	Rate shown reflects the 7-day yield as of March 31, 2023.

ADVISORSHARES MANAGED BITCOIN STRATEGY ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$211,652	$-	$-	$211,652
Money Market Fund	32,104	-	-	32,104
Total	$243,756	$-	$-	$243,756

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Alternative Investments	82.7%
Money Market Fund	12.6
Total Investments	95.3
Other Assets in Excess of Liabilities	4.7
Net Assets	100.0%